U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.  Name and address of issuer:
NUVEEN UNIT TRUST, Series  082
333 West Wacker Drive
Chicago, Illinois  60606

2.  Name of each series or class of funds for which this notice is filed:
SECTOR 065, SECTOR 066, SECTOR 067, SECTOR 068, SECTOR 069, SECTOR 070, SECTOR 071, SECTOR 072, SECTOR 073, SECTOR 074, SECTOR 075, SECTOR 076

3.  Investment Company Act File Number:  333-96279

    Securities Act File Number:

4.  Last day of fiscal year for which this notice is filed:
September 30, 2000

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
[  ^

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable: N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
      $0.00

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
      $0.00

9.  Number and aggregate sale price of securities sold during the fiscal year:
 46943108.27    $422,190,905.28

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
 46943108.27    $422,190,905.28

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans; if applicable:
N/A

12. Calculation of registration fee:
    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
$422,190,905.28

    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
N/A

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
$442,203,867.72

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
      $0.00

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
(iii), plus line (iv)^ (if applicable):
          $0.00

    (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:
 .000264

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)^:
      $0.00

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of
Informal and Other Procedures (17 CFR 202.3a).                 [   ^

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:      /s/ Alan G. Berkshire

         Alan G. Berkshire
         Vice President

Date:  NOVEMBER 20, 2000